Debt (Details) - USD ($)	Mar. 31, 2016	Sep. 30, 2015	Sep. 30, 2014
Debt Disclosure [Abstract]
Term loans-Bank		$ 3,404,759	$ 3,935,574
Equipment loans		334,093	528,876
Unamortized debt discount		(73,442)	(85,706)
Long-term Debt		3,665,410	4,378,744
Less current portion	$ 760,013	742,646	725,706
Long-term debt, excluding current portion	$ 2,547,139	$ 2,922,764	$ 3,653,038